Taxes Recoverable - Disclosure of taxes recoverable (Details) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Taxes Recoverable [Abstract]
Goods and Service Tax (GST) recoverable	$ 103,785	$ 42,676
Mexican Value Added Tax (IVA) recoverable	13,006,992	1,301,835
Total	$ 13,110,777	$ 1,344,511